Trade and Other Receivables, net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Trade and Other Receivables, net	Trade and Other Receivables, net
Trade and other receivables are recorded at amortized cost, net of allowance for credit losses, and represent a contractual right to receive money on demand or on fixed or determinable dates that are typically short-term with payment due within 90 days or less.

	December 31,
($ in millions)	2021	2020
Trade and other receivables, gross	917	862
Allowance for credit losses	(15)	(16)
Trade and other receivables, net	903	846

The following table presents the activity in the allowance for credit losses:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	(16)	(22)	(29)
(Provisions) recoveries, net	(2)	(6)	3
Amounts written off as uncollectible	2	10	3
Other (1)	—	3	—
Balance at end of year	(15)	(16)	(22)
 (1) Includes the effect of the adoption of ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments (“ASC 326”) in 2020.

We enter into various factoring agreements with third-party financial institutions to sell certain of our trade receivables. We factored trade receivables of $1.1 billion and $1.5 billion during the years ended December 31, 2021 and 2020, respectively, under these factoring arrangements, which reduced trade receivables. The cash received from these arrangements is reflected in net cash provided by operating activities in the consolidated statements of cash flows. In certain of these factoring arrangements, for ease of administration, we will collect customer payments related to the factored trade receivables, which we then remit to the financial institutions. At December 31, 2021 and 2020, we had $57 million and $110 million, respectively, that was collected on behalf of the financial institutions and recorded as restricted cash and cash equivalents and other current liabilities in the consolidated balance sheets. The net cash flows relating to these collections are reported in net cash used in financing activities in the consolidated statements of cash flows.